Expense Example {- Fidelity Freedom Blend 2035 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2035 Fund	Aug. 03, 2022 USD ($)
Fidelity Advisor Freedom Blend 2035 Fund- Class A
Expense Example:
1 year	$ 645
3 years	795
5 years	958
10 years	1,429
Fidelity Advisor Freedom Blend 2035 Fund- Class M
Expense Example:
1 year	446
3 years	651
5 years	873
10 years	1,509
Fidelity Advisor Freedom Blend 2035 Fund- Class C
Expense Example:
1 year	251
3 years	468
5 years	808
10 years	1,565
Fidelity Advisor Freedom Blend 2035 Fund- Class I Advisor
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	604
Fidelity Advisor Freedom Blend 2035 Fund- Class Z
Expense Example:
1 year	39
3 years	122
5 years	213
10 years	$ 480